Issuance of common units and Series A preferred units	12 Months Ended
Dec. 31, 2021
Issuance of common units and Series A preferred units
Issuance of common units and Series A preferred units

19.   Issuance of common units and Series A preferred units

From the commencement of the Prior ATM program in January 2018 through December 31, 2021, the Partnership sold 2,489,325 Series A preferred units and 358,869 common units under the ATM programs and received net proceeds of $63.2 million and $6.4 million, respectively. The compensation paid to the Agent for such sales was $1.3 million.

For the year ended December 31, 2021, the Partnership sold (i) an aggregate of 52,603 common units under the ATM program at an average gross sales price of $15.75 per unit and received net proceeds, after sales commissions, of $0.8 million and (ii) an aggregate of 336,992 Series A preferred units at an average gross sales price of $25.12 per unit and received net proceeds, after sales commissions, of $8.3 million. The compensation paid to the Agent for such sales was $0.2 million. Proceeds in the table below are included for all units issued for the year ended December 31, 2021.

	December 31, 2021
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$829	8,467	$9,296
Less: Commissions	(11)	(149)	(160)
Net proceeds for units issued	$818	8,318	$9,136

For the year ended December 31, 2020, the Partnership did not issue any common units under the ATM program. For the year ended December 31, 2020, the Partnership sold 126,743 Series A preferred units at an average gross sales price of $25.50 per unit for net proceeds, after sales commissions, of $3.2 million. The compensation paid to the Agent for such sales was $0.1 million. Proceeds in the table below are included for all units issued for the year ended December 31, 2020.

	Year ended December 31, 2020
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$—	3,231	$3,231
Less: Commissions	—	(57)	(57)
Net proceeds for units issued	$—	3,174	$3,174

For the year ended December 31, 2019, the Partnership sold 53,160 common units at an average gross sales price of $19.60 per unit for net proceeds, after sales commissions, of $1.0 million. For the year ended December 31, 2019, the Partnership sold 496,520 Series A preferred units at an average gross sales price of $26.79 per unit for net proceeds, after sales commissions, of $13.1 million. The compensation paid to the Agent for such sales was $0.2 million. Proceeds in the table below are included for all units issued for the year ended December 31, 2019.

	Year ended December 31, 2019
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$1,042	13,298	$14,340
Less: Commissions	(13)	(233)	(246)
Net proceeds for units issued	$1,029	13,065	$14,094